Clough Hedged Equity ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Banking - 4.5%
ICICI Bank Ltd. - ADR (a)	29,371	$854,990
NU Holdings Ltd. - Class A (a)(b)	62,950	763,583
		1,618,573

Consumer Discretionary Products - 2.5%
Champion Homes, Inc. (b)	10,998	896,447

Consumer Discretionary Services - 7.3%
Arcos Dorados Holdings, Inc. - Class A	82,662	798,515
OneSpaWorld Holdings Ltd. (b)	59,118	951,209
Service Corp. International	10,922	872,777
		2,622,501

Financial Services - 2.0%
AerCap Holdings NV	7,699	723,321

Health Care - 4.3%
Humacyte, Inc. (b)	86,300	816,398
TransMedics Group, Inc. (b)	5,120	728,371
		1,544,769

Industrial Products - 16.3%
Airbus SE - ADR	18,489	698,884
Blue Bird Corp. (b)	16,972	884,581
Chart Industries, Inc. (a)(b)	6,226	1,002,884
Embraer SA - ADR (b)	27,927	867,413
General Dynamics Corp.	2,504	747,970
RTX Corp. (a)	7,113	835,706
TransDigm Group, Inc. (a)	639	827,006
		5,864,444

Industrial Services - 4.2%
Rollins, Inc.	13,000	622,830
Sterling Construction Co., Inc. (a)(b)	7,738	900,394
		1,523,224

Materials - 8.0%
Agnico Eagle Mines Ltd. (a)	14,064	1,085,319
Ecolab, Inc. (a)	3,069	707,988
Kinross Gold Corp.	120,752	1,094,013
		2,887,320

Media - 7.9%
Booking Holdings, Inc. (a)	179	664,987
Magnite, Inc. (b)	42,403	616,539
MakeMyTrip Ltd. (a)(b)	8,700	814,233
Reddit, Inc. - Class A (a)(b)	12,034	732,269
		2,828,028

Oil & Gas - 11.9%
Cheniere Energy, Inc. (a)	5,752	1,050,545
Chesapeake Energy Corp. (a)	8,897	679,108
Helix Energy Solutions Group, Inc. (a)(b)	71,023	838,071
Select Water Solutions, Inc.	72,776	860,212
Transocean Ltd. (b)	145,417	841,965
		4,269,901

Retail & Wholesale - Discretionary - 2.2%
MercadoLibre, Inc. (a)(b)	468	781,045

Retail & Wholesale - Staples - 2.1%
Walmart, Inc. (a)	10,875	746,460

Software & Tech Services – 5.6%
ICF International, Inc.	4,200	617,820
Microsoft Corp. (a)	1,660	694,461
Planet Labs PBC (b)	265,984	675,599
		1,987,880

Tech Hardware & Semiconductors - 13.8%
Aehr Test Systems (b)	45,645	861,321
Apple, Inc. (a)	3,077	683,340
ASML Holding NV	742	695,032
Broadcom, Inc. (a)	4,478	719,525
Dell Technologies, Inc. - Class C (a)	5,446	619,101
KLA Corp. (a)	863	710,310
Lam Research Corp.	725	667,899
		4,956,528
TOTAL COMMON STOCKS (Cost $30,655,969)		33,250,441

SHORT-TERM INVESTMENTS - 7.2%
Money Market Funds - 7.2%	Shares
First American Treasury Obligations Fund - Class X, 5.20% (c)	2,603,560	2,603,560
TOTAL SHORT-TERM INVESTMENTS (Cost $2,603,560)		2,603,560

TOTAL INVESTMENTS - 99.8% (Cost $33,259,529)		35,854,001
Other Assets in Excess of Liabilities - 0.2%		82,400
TOTAL NET ASSETS - 100.0%		$35,936,401

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
SA - Sociedad Anónima

(a)	All or a portion of this security has been pledged as collateral. The total value of assets committed as collateral as of July 31, 2024 is $9,396,438 or 26.2% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Clough Hedged Equity ETF
Schedule of Securities Sold Short
July 31, 2024 (Unaudited)

COMMON STOCKS - (26.6)%	Shares	Value
Banking - (4.0)%
Bank OZK	(13,469)	$(631,561)
Deutsche Bank AG	(27,529)	(428,351)
KeyCorp	(23,183)	(373,942)
		(1,433,854)

Consumer Discretionary Products - (2.4)%
Brunswick Corp.	(4,966)	(404,481)
Harley-Davidson, Inc.	(12,451)	(466,912)
		(871,393)

Consumer Discretionary Services - (1.1)%
Choice Hotels International, Inc.	(2,990)	(381,076)

Consumer Staple Products - (2.1)%
Energizer Holdings, Inc.	(11,946)	(367,817)
Helen of Troy Ltd.	(6,635)	(392,195)
		(760,012)

Financial Services - (1.0)%
Apollo Global Management, Inc.	(2,978)	(373,173)

Industrial Products - (5.3)%
Deere & Co.	(990)	(368,260)
Kennametal, Inc.	(14,931)	(390,297)
Middleby Corp.	(2,904)	(393,724)
Rockwell Automation, Inc.	(1,381)	(384,816)
Toro Co.	(3,847)	(368,273)
		(1,905,370)
Industrial Services - (1.1)%
Paychex, Inc.	(2,976)	(380,988)

Materials - (1.1)%
Corteva, Inc.	(6,777)	(380,190)

Renewable Energy - (2.7)%
Plug Power, Inc.	(190,939)	(471,619)
SolarEdge Technologies, Inc.	(16,632)	(480,000)
		(951,619)

Retail & Wholesale - Discretionary - (3.5)%
Gap, Inc.	(17,258)	(405,218)
G-III Apparel Group Ltd.	(16,800)	(463,176)
Lithia Motors, Inc.	(1,459)	(403,165)
		(1,271,559)

Software & Tech Services - (2.3)%
Clearwater Analytics Holdings, Inc. - Class A	(22,877)	(447,245)
International Business Machines Corp.	(2,000)	(384,280)
		(831,525)
TOTAL COMMON STOCKS (Proceeds $9,203,089)		(9,540,759)

REAL ESTATE INVESTMENT TRUSTS - (2.2)%	Shares	Value
Alexandria Real Estate Equities, Inc.	(3,154)	(369,933)
Medical Properties Trust, Inc.	(90,265)	(434,174)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $802,001)		(804,107)

TOTAL SECURITIES SOLD SHORT - (28.8)% (Proceeds $10,005,090)		$(10,344,866)

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Clough Hedged Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$33,250,441	$–	$–	$33,250,441
Money Market Funds	2,603,560	–	–	2,603,560
Total Investments	$35,854,001	$–	$–	$35,854,001

Liabilities:
Investments:
Common Stocks	$(9,540,759)	$–	$–	$(9,540,759)
Real Estate Investment Trusts	(804,107)	–	–	(804,107)
Total Investments	$(10,344,866)	$–	$–	$(10,344,866)

Refer to the Schedule of Investments and Schedule of Securities Sold Short for further disaggregation of investment categories.